Basis of presentation for the consolidated financial statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Current tax Assets		$ 32,291	$ 51,632
Tax assets, non-current		32,179	32,179
Deferred tax assets		334,248	356,560
Total		4,296,236	4,217,980	$ 4,643,762
Liabilities
Deferred tax liabilities		205,283	205,455
Total		2,048,768	1,910,708	2,243,406
Income
Other Income		17,827	15,202	15,343
Finance income		13,499	10,129	11,570
Revenue		2,157,323	1,939,322	1,728,332
Cash Flows
Cash payments to suppliers for the provision of goods and services		842,079	851,972	1,082,704
Cash payments to and on behalf of employees		227,103	204,609	44,916
Other inflows (outflows) of cash	[1]	(8,122)	(2,532)	10,098
Payments made to acquire interest in joint ventures		38,088	45,000	59
Total		115,769	$ (12,590)	$ 172,693
Temporary differences [member]
Assets
Current tax Assets		(3,155)
Tax assets, non-current		3,155
Deferred tax assets		(664)
Total		(664)
Liabilities
Deferred tax liabilities		664
Total		664
Income
Other Income		421
Finance income		(421)
Revenue		0
Cash Flows
Cash payments to suppliers for the provision of goods and services		(55,011)
Cash payments to and on behalf of employees		48,554
Income taxes paid		(26,941)
Other inflows (outflows) of cash		26,941
Payments made to acquire interest in joint ventures		6,457
Total		0
Balances originally reported as of December 31, 2016 [Member]
Assets
Current tax Assets		54,787
Tax assets, non-current		29,024
Deferred tax assets		664
Total		84,475
Liabilities
Deferred tax liabilities		206,119
Total		206,119
Income
Other Income		14,781
Finance income		10,550
Revenue		25,331
Cash Flows
Cash payments to suppliers for the provision of goods and services		(796,961)
Cash payments to and on behalf of employees		(253,163)
Income taxes paid		(87,050)
Other inflows (outflows) of cash		(29,473)
Payments made to acquire interest in joint ventures		(51,457)
Total		1,218,104
Reclassified balances as of December 31, 2016 [Member]
Assets
Current tax Assets		51,632
Tax assets, non-current		32,179
Deferred tax assets		0
Total		83,811
Liabilities
Deferred tax liabilities		205,455
Total		205,455
Income
Other Income		15,202
Finance income		10,129
Revenue		25,331
Cash Flows
Cash payments to suppliers for the provision of goods and services		(851,972)
Cash payments to and on behalf of employees		(204,609)
Income taxes paid		(113,991)
Other inflows (outflows) of cash		(2,532)
Payments made to acquire interest in joint ventures		(45,000)
Total		$ 1,218,104

[1]	Other inflows (outflows) of cash from operating activities include increases (decreases) net of Value Added Tax.